Property and Equipment, Net - Summary of Property Plant and Equipment (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Property and Equipment	$ 3,861,479	$ 2,518,969
Less: Accumulated depreciation	(1,889,083)	(1,549,762)
Property and Equipment, net	1,972,396	969,207
Machinery and Equipment
Property, Plant and Equipment [Line Items]
Property and Equipment	356,946	345,721
EV Chargers
Property, Plant and Equipment [Line Items]
Property and Equipment	1,845,556	737,191
Office and Electronic Equipment
Property, Plant and Equipment [Line Items]
Property and Equipment	665,570	540,133
Software
Property, Plant and Equipment [Line Items]
Property and Equipment	18,764	18,347
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property and Equipment	782,207	633,569
Vehicle
Property, Plant and Equipment [Line Items]
Property and Equipment		78,681
Constructions in Progress
Property, Plant and Equipment [Line Items]
Property and Equipment	$ 192,436	$ 165,327